Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories.
Raw material and semi-finished goods	€ 1,075	€ 673
Finished goods	1,375	1,039
Contract work in progress	815	680
Total	3,265	2,392
Cost of inventories recognized as an expense	8,623	6,427	€ 6,115
Inventory write-down	267	203	230
Reversal of inventory write-down	€ 98	€ 112	€ 98